Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) segments shares	Dec. 31, 2024 USD ($) shares
Significant Accounting Policies [Line Items]
FDIC insurance amount (in Dollars) | $	$ 250,000
Cash balances in excess of FDICI insured limit (in Dollars) | $	$ 0	$ 0
Estimated useful lives	5 years
Income tax expenses (in Dollars) | $
Potentially dilutive securities	346,250	0
Number of operating segments (in segments) | segments	3
Warrant [Member]
Significant Accounting Policies [Line Items]
Potentially dilutive securities	804,351	1,014,932
Stock Options [Member]
Significant Accounting Policies [Line Items]
Potentially dilutive securities	135,791	61,579
Employee Incentive Plan [Member]
Significant Accounting Policies [Line Items]
Potentially dilutive securities		30,632
Convertible Notes Payable [Member]
Significant Accounting Policies [Line Items]
Potentially dilutive securities	1,260,936	625,389
Common Stock [Member]
Significant Accounting Policies [Line Items]
Potentially dilutive securities	22,052
Series B Preferred Stock [Member]
Significant Accounting Policies [Line Items]
Potentially dilutive securities	137,500	137,500
Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	7 years